Leases (Details 2) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	$ 405	$ 664	$ 664
Later Than 1 Year And Not Later Than 5 Years [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	257	421	364
No later than 1 year [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	$ 148	$ 243	$ 300